COMMITMENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 11 – Commiments

Lease Agreement

In December 2017, the Company renewed the one-year operating lease agreement. The lease will expire on February 28, 2019 and has a monthly rent of RMB 35,192 (or approximately $5,173). Future rental payment due under the lease is RMB 281,536(or approximately $41,383).

Rent expense for the three months ended September 30, 2018 and 2017 was $15,519 and $15,828, respectively.

In December 2017, the Company renewed the one-year property management contract. The contract will expire on February 28, 2019 and has a monthly management fee of RMB 70,384 (or approximately $10,346). Future management fee due under the contract is RMB563,072 (or approximately $82,766).

NOTE 11 – Commiments

Lease Agreement

In December 2017, the Company renewed the one-year operating lease agreement. The lease will expire on February 28, 2019 and has a monthly rent of RMB 35,192 (or approximately $5,279). Future rental payment due under the lease is RMB 281,536 or approximately $42,230).

Rent expense for the years ended June 30, 2018 and 2017 was $63,345 and $63,790, respectively.

In December 2017, the Company renewed the one-year property management contract. The contract will expire on February 28, 2019 and has a monthly management fee of RMB 70,384 (or approximately $10,558). Future management fees due under the contract are RMB 563,072 (or approximately $84,460).